Restricted Cash and Deposits (Details Textual)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of restricted cash and deposits [Line Items]
Security for remediation services agreement	$ 0	$ 398,000		$ 499,000
Security for decommissioning obligations	$ 2,569,000		$ 6,305,000	$ 6,507,000
Surety Bond Collateralized			2,364,191
Unrestricted Cash and Cash Equivalents			$ 3,940,809